Earnings (loss) per share (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings (loss) per share
Weighted average number of outstanding shares	118,332,562	60,022,714	16,966,140
Treasury shares	49,882	48,228	83,479
Weighted average number of outstanding shares (without Treasury shares)	118,282,679	59,974,486	16,882,661
Net loss (in thousands of euros)	€ (31,164)	€ (25,517)	€ (18,946)
Basic loss per share (Euro/share)	€ (0.26)	€ (0.43)	€ (1.12)
Diluted loss per share (Euro/share)	€ (0.26)	€ (0.43)	€ (1.12)